Subsequent Events (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		Mar. 14, 2025 USD ($) $ / shares shares	Feb. 10, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 10, 2024 $ / shares	Nov. 08, 2024 $ / shares	Oct. 11, 2024 $ / shares shares	Oct. 07, 2024 $ / shares	Oct. 01, 2024 shares	Dec. 31, 2023 CNY (¥)	Jul. 19, 2023 $ / shares	Dec. 08, 2022 $ / shares	Jul. 07, 2018 CNY (¥)
Subsequent Events [Line Items]
Prepayment of acquisition of a property (in Dollars)				¥ 144,081	$ 3,300						¥ 126,725
Principal amount (in Dollars) | ¥														¥ 32,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Original issue discount convertible promissory percentage		5.00%	5.00%
Principal amount (in Dollars) | $		$ 5,000,000	$ 5,000,000
Percentage of interest accrue		15.00%	15.00%
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Events [Line Items]
Common stock, value, issued (in Dollars) | $		$ 5,000,000	$ 5,000,000
Original issue discount convertible promissory percentage		5.00%	5.00%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Common stock, value, issued (in Dollars)	[1]			¥ 136	$ 19						¥ 17
Ordinary shares, par value (in Dollars per share)					$ 0.52	$ 0.0005625		$ 0.0005625	$ 0.0005625			$ 0.00187	$ 0.0017
Class A Ordinary Shares [Member] | Purchase Agreement [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0005625
Additional shares (in Shares) | shares								3,181,044		1,612,902
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0005625	$ 0.0005625
Additional shares (in Shares) | shares		251,890	164,610

[1]	Retrospectively restated to reflect the share consolidation effected on August 12, 2024, whereby every 5,625 ordinary shares of a par value US$0.0000001 per share were consolidated into one ordinary share of a par value US$0.0005625 per share (the “Share Consolidation”).